Revenues (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Specialty Microwave [Member]
Total sales					$ 510,364
Domestic sales [Member] | Specialty Microwave [Member]
Total sales					454,235
Foreign Sales [Member] | Specialty Microwave [Member]
Total sales					56,129
Amplitech Inc. [Member]
Total sales	$ 1,150,732	$ 708,896	$ 2,567,379	$ 2,018,422	2,612,002	$ 2,397,418
Amplitech Inc. [Member] | Domestic sales [Member]
Total sales	1,031,653	505,844	2,205,324	1,283,720	1,706,946	2,007,357
Amplitech Inc. [Member] | Foreign Sales [Member]
Total sales	$ 119,079	$ 203,052	$ 362,055	$ 734,702	$ 905,056	$ 390,061